Loans receivable	9 Months Ended
Mar. 31, 2012
Receivables [Abstract]
Loans receivable

Note 4 – Loans receivable

On June 8, 2011, Top Favour loaned $10,044,200 to Capital Paradise Limited (“CPL”), an unrelated party. This loan matures on June 7, 2012 and is unsecured and bears an annual interest rate of 9.45%. Interest is due every six months. On July 19, 2011, CPL repaid $1,859,053 of the loan principal.

On April 19, 2011, the Company loaned $2,165,800 (RMB 14 million) to Mr. Qimin Jian, an unrelated party. This loan was secured by the borrower’s land use rights, and carried an annual interest rate of 10.8%. Subsequent to June 30, 2011, both parties agreed to change the annual interest rate to 24%, commencing July 1, 2011. The principal of this loan was repaid in full on September 30, 2011.

On June 21, 2011, the Company loaned $4,641,000 (RMB 30 million) to Mr. Chong Chen, an unrelated party. This loan was guaranteed by an unrelated party, and carried an annual interest rate of 10.8%. Subsequent to June 30, 2011, both parties agreed to change the annual interest rate to 24%, commencing July 1, 2011. The principal of this loan, which was due on July 28, 2011, was repaid in full on August 17, 2011.

For the nine months ended March 31, 2012, the Company wrote off $360,929 of uncollectible other receivables representing interest on the loans to Mr. Qimin Jian and Mr. Chong Chen from the prior fiscal year and for the three months ended September 30, 2011.

In August 2011, Top Favour loaned an additional $801,000 to CPL, This loan is unsecured, interest free, and due on demand.

On September 19, 2011, the Company loaned $1,094,800 (RMB 7 million) to Pingdingshan Hongxin Industrial Co., Ltd. (“Hongxin”), an unrelated party. This loan was due on December 19, 2011, is unsecured, and carries an annual interest rate of 6.0%. In September 2011, the Company and Hongxin entered into a supplemental agreement to extend the loan to March 31, 2012. The principal of this loan was repaid in full on April 28, 2012. The related interest was accrued and included in other receivables. Management believes that the interest will be collected by June 30, 2012.

On February 20, 2012, the Company loaned $949,800 (RMB 6 million) to Pingdingshan Hongfeng Coal Wash Co., Ltd. (“Hongfeng”), an unrelated party. This loan is due on August 20, 2012, is unsecured, and carries an annual interest rate of 3.5%.

For the three months ended March 31, 2012 and 2011, interest income from loans receivable amounted to $212,488 and $0, respectively. For the nine months ended March 31, 2012 and 2011, interest income from loans receivable amounted to $960,416 and $0, respectively.